AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.9%
Long-Term Municipal Bonds – 84.0%
Alabama – 4.3%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$3,000	$3,162,161
Black Belt Energy Gas District (Goldman Sachs Group) Series 2021-B 4.00%, 10/01/2052	1,200	1,212,365
Series 2023-D 4.785% (SOFR + 1.85%), 06/01/2049(a)	1,000	1,020,098
Series 2024-B 5.00%, 10/01/2055	2,750	2,928,490
Black Belt Energy Gas District (Morgan Stanley) Series 2019-A 4.00%, 12/01/2049	2,000	2,003,270
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 12/01/2025	650	651,463
Series 2023-B 5.25%, 12/01/2053	2,210	2,384,702
City of Huntsville AL (City of Huntsville AL) Series 2016-B 5.00%, 05/01/2028	470	478,069
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.00%, 10/01/2034	1,005	1,100,795
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,064,319
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	6,000	6,366,823
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,034,137
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,041,962
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	2,000	2,142,927
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,500	1,599,295

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$3,110	$3,291,805
Series 2025-C 5.00%, 05/01/2055	1,620	1,725,396
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.00%, 07/01/2027	1,500	1,547,822
5.25%, 01/01/2054	2,500	2,637,090

		37,392,989

Alaska – 0.2%
CIVICVentures/AK (CIVICVentures/AK) Series 2015 5.00%, 09/01/2025	1,500	1,500,000

Arizona – 2.2%
Arizona Department of Transportation State Highway Fund Revenue (Arizona Dept. of Transportation State Highway Fund Revenue) Series 2016 5.00%, 07/01/2034	2,575	2,611,868
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	3,000	3,057,474
5.00%, 09/01/2052	3,000	3,057,892
Series 2024 4.00%, 06/01/2049	3,000	3,029,825
City of Glendale AZ Water & Sewer Revenue (City of Glendale AZ Water & Sewer Revenue) Series 2022-B 5.00%, 07/01/2026	1,000	1,021,497
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029	900	899,019
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(b)	1,100	1,100,587
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	2,000	2,011,431
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2016-A 5.00%, 01/01/2030	2,000	2,067,685

		18,857,278

	Principal Amount (000)	U.S. $ Value

Arkansas – 0.0%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)	$115	$121,680

California – 9.5%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.14% (MUNIPSA + 0.41%), 04/01/2056(a)	3,000	2,899,429
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,298,326
Series 2024 5.00%, 08/01/2055	1,500	1,593,558
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	2,000	2,085,330
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	1,000	1,051,407
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	1,000	1,015,918
California Community Choice Financing Authority (Morgan Stanley) Series 2024 5.00%, 05/01/2054	3,500	3,737,964
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,000	1,087,026
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	1,750	1,882,229
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b)	1,100	1,010,892
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2026	1,000	1,000,195
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 06/30/2029	1,000	1,038,000
5.00%, 12/31/2033	1,500	1,526,449

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	$1,285	$1,278,215
California Pollution Control Financing Authority (Waste Management, Inc.) Series 2024 4.25%, 11/01/2038	1,000	1,016,374
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2031	1,425	1,479,359
California State Public Works Board (State of California Lease) Series 2024 5.00%, 09/01/2035	2,040	2,332,395
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	1,000	1,026,733
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017-A 5.00%, 05/15/2030	3,385	3,491,098
Series 2023 5.00%, 05/15/2028	1,610	1,705,078
Series 2025 5.00%, 05/15/2026	1,000	1,018,029
5.00%, 05/15/2034	2,045	2,239,776
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,060	1,855,261
Los Angeles County Sanitation Districts Financing Authority (Los Angeles County Sanitation District No. 20) Series 2016-A 5.00%, 10/01/2030	1,140	1,166,234
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2018-A 5.00%, 07/01/2032	1,555	1,613,371
Series 2018-D 5.00%, 07/01/2032	1,955	2,043,430
Series 2022-B 5.00%, 07/01/2028	1,100	1,172,519
Series 2025-A 5.00%, 07/01/2028	4,000	4,212,897
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-A 5.00%, 07/01/2027	2,000	2,087,073

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2016-B 5.00%, 07/01/2028	$780	$786,004
Series 2018-B 5.00%, 07/01/2028	1,150	1,225,815
Newport Mesa Unified School District (Newport Mesa Unified School District) NATL Series 2007 Zero Coupon, 08/01/2031	2,000	1,698,786
Port of Oakland (Port of Oakland) Series 2017 5.00%, 11/01/2029	1,500	1,562,077
Series 2021 5.00%, 11/01/2029	1,575	1,692,179
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2017-B 5.00%, 07/01/2029	1,725	1,786,144
Series 2023 5.00%, 07/01/2029	1,610	1,735,116
San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2027	1,530	1,586,909
Series 2019-H 5.00%, 05/01/2027	1,500	1,555,793
Series 2024 5.00%, 05/01/2029	2,500	2,686,305
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,108,803
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,000	1,059,462
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	1,000	1,062,774
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016 5.00%, 07/01/2028	1,080	1,088,241
State of California (State of California) Series 2015-C 5.00%, 09/01/2030	2,000	2,003,333
Series 2016 5.00%, 09/01/2034	1,500	1,528,133
Series 2024 5.00%, 08/01/2029	1,885	2,082,512
Washington Township Health Care District (Washington Township Health Care District) Series 2020-A 5.00%, 07/01/2031	650	696,776

		81,909,727

	Principal Amount (000)	U.S. $ Value

Colorado – 3.2%
Adams & Weld Counties School District No. 27J Brighton/CO (Adams & Weld Counties School District No. 27J Brighton/CO) Series 2016-A 2.50%, 12/01/2027	$1,500	$1,487,203
City & County of Broomfield CO Sales & Use Tax Revenue (City & County of Broomfield CO Sales & Use Tax Revenue) Series 2017 5.00%, 12/01/2034	2,000	2,075,485
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2020-B 5.00%, 11/15/2031	700	702,390
Series 2022-A 5.50%, 11/15/2035	3,250	3,594,162
Series 2022-D 5.25%, 11/15/2026	1,020	1,050,550
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	1,000	1,005,165
5.00%, 12/01/2029	3,000	3,173,152
5.00%, 12/01/2030	1,370	1,487,780
5.00%, 12/01/2031	2,020	2,113,575
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	1,000	999,957
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	3,000	3,036,204
Douglas County School District No. Re-1 Douglas & Elbert Counties (Douglas County School District No. Re-1 Douglas & Elbert Counties) Series 2019 5.00%, 12/15/2025	4,480	4,513,380
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,997,944

		27,236,947

Connecticut – 0.7%
City of New Haven CT (City of New Haven CT) AG Series 2016-A 5.00%, 08/15/2027	1,875	1,918,709

	Principal Amount (000)	U.S. $ Value

Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	$2,000	$2,042,282
State of Connecticut (State of Connecticut) Series 2018-F 5.00%, 09/15/2025	2,000	2,001,769

		5,962,760

District of Columbia – 1.4%
District of Columbia (District of Columbia) Series 2016-A 5.00%, 06/01/2027	2,500	2,547,814
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 02/28/2026	1,485	1,497,685
5.00%, 08/31/2028	1,275	1,339,899
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2017 5.00%, 10/01/2026	465	475,729
Series 2018-A 5.00%, 10/01/2034	1,075	1,108,315
Series 2019-A 5.00%, 10/01/2027	1,000	1,044,932
Series 2020-A 5.00%, 10/01/2032	2,000	2,133,922
Series 2025-A 5.00%, 10/01/2031	2,000	2,191,269

		12,339,565

Florida – 6.5%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026	1,500	1,527,789
City of Jacksonville FL (Genesis Health Obligated Group) Series 2017 5.00%, 11/01/2026	600	613,595
City of Port St. Lucie FL Utility System Revenue (City of Port St. Lucie FL Utility System Revenue) Series 2016 4.00%, 09/01/2032	3,560	3,579,122
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 4.25%, 01/01/2030(b)	900	903,312
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054	2,000	2,179,507

	Principal Amount (000)	U.S. $ Value

County of Brevard FL (County of Brevard FL Fuel Tax) AG Series 2016 5.00%, 08/01/2028	$1,445	$1,477,213
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-A 5.00%, 10/01/2025	2,125	2,128,764
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2015-A 5.00%, 10/01/2025	930	931,647
County of Charlotte FL (County of Charlotte FL) Series 2015 5.00%, 10/01/2027	1,080	1,082,103
County of Miami-Dade FL (County of Miami-Dade FL) Series 2016 5.00%, 07/01/2032	1,040	1,056,939
Series 2025 5.00%, 07/01/2028	1,000	1,072,944
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2030	1,540	1,682,154
5.00%, 10/01/2034	1,000	1,088,908
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2030	1,145	1,231,542
5.00%, 10/01/2034	1,000	1,072,197
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,950	1,938,669
Florida Insurance Assistance Interlocal Agency, Inc. (Florida Insurance Guaranty Association) Series 2023-A 5.00%, 09/01/2028	1,060	1,084,321
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b) (c)	1,000	1,004,323
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2025 5.00%, 10/01/2026	1,100	1,130,238
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	1,000	1,001,821
Series 2022-A 5.00%, 10/01/2029	1,040	1,125,756
Series 2022-C 5.00%, 10/01/2025	1,350	1,352,458
Series 2024 5.00%, 10/01/2027	1,000	1,045,759

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.00%, 10/01/2033	$2,295	$2,510,916
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	1,000	1,008,203
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2016-A 5.00%, 07/01/2028	1,625	1,653,617
5.00%, 07/01/2033	1,000	1,014,719
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2025	1,250	1,251,750
AG Series 2025 5.00%, 10/01/2030	2,000	2,195,335
Mid-Bay Bridge Authority (Prerefunded - US Treasuries) Series 2015-A 5.00%, 10/01/2035	1,635	1,637,884
North Sumter County Utility Dependent District (North Sumter County Utility Dependent District) Series 2020 5.00%, 10/01/2026	900	921,401
Orange County Convention Center/Orlando (Orange County Convention Center/Orlando) Series 2015 5.00%, 10/01/2031	4,000	4,004,894
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2030	2,015	2,186,148
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2016-A 5.00%, 05/01/2030	1,340	1,359,075
Series 2025-A 5.00%, 05/01/2026	1,500	1,523,271
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 3.75%, 05/01/2029(b)	700	704,260
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2015 5.00%, 03/01/2026	2,590	2,594,955

		55,877,509

	Principal Amount (000)	U.S. $ Value

Georgia – 4.3%
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.00%, 07/01/2030	$2,000	$2,181,437
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2023-G 5.00%, 07/01/2027	1,000	1,041,345
City of Atlanta GA Water & Wastewater Revenue (City of Atlanta GA Water & Wastewater Revenue) Series 2015 5.00%, 11/01/2025	1,000	1,001,925
Development Authority of Burke County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2032	2,250	2,258,839
Series 2024 3.30%, 12/01/2049	1,500	1,507,943
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 5.00%, 06/01/2035(b)	1,160	1,163,783
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2033	1,100	1,200,906
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,497,131
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	1,000	1,005,690
Series 2022-B 5.00%, 12/01/2052	4,000	4,189,728
Series 2023-A 5.00%, 06/01/2053	2,000	2,117,072
Series 2024-C 5.00%, 12/01/2054	3,500	3,718,757
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(a)	1,000	1,005,728
Series 2024-B 5.00%, 12/01/2054	1,000	1,073,204
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,500	1,598,244
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2016-A 5.00%, 01/01/2028	1,820	1,857,604

	Principal Amount (000)	U.S. $ Value

Series 2018-H 5.00%, 01/01/2026	$1,985	$2,000,430
Series 2019-A 5.00%, 01/01/2033	1,200	1,266,247
Series 2020 5.00%, 01/01/2029	500	538,117
Series 2024 5.00%, 01/01/2030	1,000	1,089,998
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	2,000	2,239,394

		37,553,522

Guam – 1.8%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-B 5.00%, 07/01/2027	1,000	1,037,090
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2025	4,500	4,518,504
5.00%, 12/01/2026	2,000	2,043,535
5.00%, 12/01/2031	3,000	3,047,278
Territory of Guam (Prerefunded - US Treasuries) Series 2015 5.00%, 11/15/2027	1,155	1,160,660
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2031	1,250	1,349,734
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	815	854,919
Series 2025-G 5.00%, 01/01/2028	1,625	1,696,985

		15,708,705

Hawaii – 0.7%
City & County of Honolulu HI (City & County of Honolulu HI) Series 2019-D 5.00%, 08/01/2026	1,050	1,075,015
City & County of Honolulu HI (Prerefunded - US Govt Agencies) Series 2015-B 5.00%, 10/01/2027	1,040	1,042,091
State of Hawaii (State of Hawaii) Series 2016-F 5.00%, 10/01/2028	1,855	1,903,046

	Principal Amount (000)	U.S. $ Value

State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	$2,280	$2,281,145

		6,301,297

Idaho – 0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018 5.00%, 03/01/2027	1,000	1,037,042

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2017-C 5.00%, 12/01/2030	1,000	1,017,052
Series 2019-A 5.00%, 12/01/2030	1,575	1,617,656
AG Series 2018-C 5.00%, 12/01/2031	1,000	1,041,818
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2027	2,750	2,832,280
5.00%, 01/01/2028	3,000	3,143,357
5.00%, 01/01/2034	1,015	1,101,340
Chicago Transit Authority (Chicago Transit Authority) Series 2017 5.00%, 06/01/2026	1,695	1,720,950
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	1,750	1,807,944
5.00%, 06/01/2028	1,750	1,848,847
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2029	1,780	1,945,852
City of Chicago IL (City of Chicago IL) Series 2020-A 5.00%, 01/01/2026	2,125	2,139,170
City of Chicago IL (Prerefunded - US Treasuries) Series 2016-C 5.00%, 01/01/2026	2,000	2,015,885
City of Chicago IL Waterworks Revenue (City of Chicago IL Waterworks Revenue) AMBAC Series 2001 5.75%, 11/01/2030	755	807,177
City of Springfield IL Electric Revenue (City of Springfield IL Electric Revenue) BAM Series 2024 5.00%, 03/01/2027	2,000	2,069,466

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)	$1,000	$1,000,686
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2025-A 5.00%, 02/01/2027(c)	1,000	1,035,009
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2019-A 5.00%, 01/01/2026	1,000	1,008,604
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2023 5.00%, 12/15/2027	1,000	1,047,943
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2016-A 5.00%, 12/01/2030	2,620	2,689,074
Series 2016-B 5.00%, 12/01/2031	850	871,777
Northern Illinois University (Northern Illinois University) BAM Series 2020-B 5.00%, 04/01/2031	725	775,048
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2018-C 5.50%, 01/01/2031	2,000	2,153,120
Sangamon County School District No. 186 Springfield (Sangamon County School District No. 186 Springfield) AG Series 2020-B 5.00%, 02/01/2032	735	792,396
State of Illinois (State of Illinois) Series 2017-D 5.00%, 11/01/2026	2,000	2,053,984
Series 2018-A 5.00%, 10/01/2029	2,000	2,133,388
Series 2019-A 5.00%, 11/01/2029	685	745,251
Series 2020 5.50%, 05/01/2030	2,040	2,203,882
Series 2024 5.00%, 02/01/2031	2,000	2,203,670
Series 2024-B 5.00%, 05/01/2026	1,000	1,015,422
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2021-A 4.00%, 06/15/2028	605	625,484
Series 2024-A 5.00%, 06/15/2030	1,790	1,957,925

		49,421,457

	Principal Amount (000)	U.S. $ Value

Indiana – 0.9%
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(b)	$835	$850,117
City of Whiting IN (BP PLC) Series 2025 4.20%, 06/01/2044	1,000	1,006,696
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030	500	490,375
Series 2022-A 4.25%, 11/01/2030	2,000	2,046,549
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(a) (d)	2,000	1,993,068
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,000	1,085,786

		7,472,591

Kansas – 0.2%
Seward County Unified School District No. 480 Liberal (Seward County Unified School District No. 480 Liberal) Series 2017-B 5.00%, 09/01/2026	1,500	1,502,732

Kentucky – 0.7%
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	1,000	1,065,604
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 5.25%, 04/01/2054	2,000	2,153,974
Series 2025-A 5.25%, 06/01/2055	1,000	1,064,725
Western Kentucky University (Western Kentucky University) Series 2016-A 5.00%, 09/01/2025	1,660	1,660,000

		5,944,303

Louisiana – 1.0%
City of Shreveport LA (City of Shreveport LA) BAM Series 2016 5.00%, 03/01/2027	1,400	1,429,398

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Insurance Guaranty Association) Series 2022 5.00%, 08/15/2029	$665	$692,033
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	1,900	1,904,166
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2029	1,000	1,061,871
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	1,500	1,599,595
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	2,000	2,017,345

		8,704,408

Maryland – 1.5%
County of Montgomery MD (County of Montgomery MD) Series 2017-B 5.00%, 06/01/2026	1,520	1,550,276
County of Prince George’s MD (County of Prince George’s MD) Series 2018-A 5.00%, 07/15/2033	1,500	1,581,026
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	3,000	3,029,182
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2029	2,000	2,175,191
State of Maryland (State of Maryland) Series 2025-B 5.00%, 08/01/2028	1,500	1,615,493
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2030	1,000	1,085,968
5.00%, 08/01/2033	1,150	1,222,354
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2027	950	990,927

		13,250,417

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.4%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	$1,000	$1,022,352
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2016-B 5.00%, 07/01/2033	1,050	1,066,102
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2019 5.00%, 07/01/2031	870	933,788
Series 2023 5.00%, 07/01/2034	1,000	1,110,521
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 5.50%, 07/15/2035(b)	1,000	1,003,826
Massachusetts Development Finance Agency (Emerson College) Series 2017-A 5.00%, 01/01/2026	1,240	1,248,640
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024 4.75%, 12/01/2029(b)	1,000	1,002,142
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2030	1,295	1,313,851
Massachusetts Port Authority (Massachusetts Port Authority) Series 2017-A 5.00%, 07/01/2027	1,120	1,163,639
Series 2019-A 5.00%, 07/01/2027	2,250	2,338,486

		12,203,347

Michigan – 0.8%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2026	1,000	1,010,629
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	890	899,237
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2018-A 5.00%, 07/01/2028	1,000	1,069,091

	Principal Amount (000)	U.S. $ Value

Michigan State Building Authority (State of Michigan Lease) Series 2016-I 5.00%, 10/15/2032	$1,765	$1,802,099
Michigan State Hospital Finance Authority (Ascension Health Credit Group) Series 2019 5.00%, 11/01/2026	2,000	2,060,416

		6,841,472

Minnesota – 0.3%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2016-A 5.00%, 05/01/2026	1,225	1,243,471
University of Minnesota (University of Minnesota) Series 2017-A 5.00%, 09/01/2032	1,020	1,057,709

		2,301,180

Mississippi – 0.3%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2016 5.00%, 07/01/2030	2,450	2,465,006

Missouri – 0.6%
County of St. Louis MO (County of St. Louis MO Lease) Series 2020-A 4.00%, 12/01/2030	755	780,627
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	2,000	2,015,516
Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group) Series 2022-A 5.00%, 06/01/2027	1,015	1,053,080
Missouri Joint Municipal Electric Utility Commission (Missouri Joint Municipal Electric Utility Commission Plum Point Project Revenue) Series 2024 5.00%, 01/01/2031	1,000	1,101,047

		4,950,270

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,058,525
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,000	1,067,323

		2,125,848

	Principal Amount (000)	U.S. $ Value

Nevada – 0.1%
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2033	$1,000	$1,055,161

New Hampshire – 1.6%
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	600	599,295
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	1,881	1,846,270
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)	800	807,835
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	950	950,702
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,868
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	3,000	3,011,720
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2032	1,490	1,616,570
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	756	755,646
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	1,900	1,904,207
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	1,500	1,500,234

		13,994,347

	Principal Amount (000)	U.S. $ Value

New Jersey – 5.3%
Atlantic County Improvement Authority (The) (Island Campus Redevelopment Urban Renewal Associates) AG Series 2016 5.00%, 09/01/2028	$2,400	$2,457,161
City of Newark NJ (City of Newark NJ) AG Series 2020-A 5.00%, 10/01/2027	1,290	1,354,669
Garden State Preservation Trust (Garden State Preservation Trust) AG Series 2005-A 5.75%, 11/01/2028	2,530	2,662,282
New Brunswick Parking Authority (New Brunswick Parking Authority) BAM Series 2016-A 5.00%, 09/01/2030	2,000	2,043,258
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	1,500	1,535,824
New Jersey Economic Development Authority (New Jersey Transit State Lease) Series 2017-B 5.00%, 11/01/2025	1,400	1,405,326
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	3,500	3,503,633
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2015-X 5.25%, 06/15/2027	1,395	1,396,378
Series 2016-A 5.50%, 06/15/2028	1,500	1,555,777
Series 2021-G 5.25%, 09/01/2025(b)	1,500	1,500,000
AG Series 2005-N 5.50%, 09/01/2025	3,500	3,500,000
NATL Series 2005-N 5.50%, 09/01/2027	2,000	2,117,720
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033	1,280	1,299,138
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.75%, 09/15/2027	1,625	1,628,227
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2016 5.00%, 07/01/2043	2,405	2,404,986
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,085	1,106,274
Series 2018-A 5.00%, 06/15/2030	2,380	2,419,997

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2030	$255	$276,707
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-B 5.00%, 01/01/2031	5,000	5,571,090
Newark Board of Education (Newark Board of Education) BAM Series 2021 5.00%, 07/15/2029	1,210	1,316,940
South Jersey Transportation Authority (South Jersey Transportation Authority) AG Series 2019-A 5.00%, 11/01/2030	1,675	1,834,091
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2029	2,645	2,776,606

		45,666,084

New York – 6.5%
City of New York NY (City of New York NY) Series 2025-B 5.00%, 08/01/2028	2,000	2,141,708
Empire State Development Corp. (Prerefunded - US Treasuries) Series 2015-A 5.00%, 03/15/2026	1,000	1,000,959
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-D 5.00%, 11/15/2031	1,500	1,534,716
Series 2017 5.00%, 11/15/2025	2,050	2,059,011
5.00%, 11/15/2028	2,010	2,165,266
Series 2017-C 5.00%, 11/15/2025	630	632,769
5.00%, 11/15/2029	1,840	1,953,874
Series 2025 5.00%, 11/15/2032	1,500	1,680,897
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2018-E 5.00%, 06/15/2032	1,410	1,416,603
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-F 4.00%, 02/01/2034	2,000	2,002,012
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2028	1,000	1,054,493
5.00%, 08/01/2033	1,500	1,529,114

	Principal Amount (000)	U.S. $ Value

Series 2020 5.00%, 09/01/2027	$1,400	$1,445,008
Series 2024 5.00%, 11/01/2026	900	920,372
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018 5.00%, 10/01/2031	1,775	1,813,743
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2019 5.00%, 05/01/2048	1,000	1,003,389
Series 2025 5.00%, 05/01/2030	1,000	1,096,965
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2033	1,000	962,067
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2029	750	801,644
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2025 2.75%, 09/01/2050(c)	1,420	1,418,264
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2026	1,050	1,076,129
5.00%, 12/01/2031	1,000	1,063,527
Series 2022 5.00%, 12/01/2030	2,040	2,213,292
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2016 5.00%, 10/01/2025	1,000	1,001,730
Series 2018-2 5.00%, 09/15/2029	1,530	1,606,696
5.00%, 09/15/2030	2,500	2,614,235
5.00%, 09/15/2031	2,575	2,680,607
Series 2021-2 3.00%, 10/01/2028	3,950	3,951,280
5.00%, 07/15/2027	2,445	2,539,165
Series 2024-2 5.00%, 09/01/2032	1,235	1,354,140
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,500	1,526,678
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2033	1,205	1,242,717
Series 2025-A 5.00%, 03/01/2028	3,500	3,734,377

	Principal Amount (000)	U.S. $ Value

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2028	$1,270	$1,348,569

		56,586,016

North Carolina – 1.0%
County of Guilford NC (County of Guilford NC) Series 2017-B 4.00%, 05/01/2033	3,000	3,031,214
County of New Hanover NC (County of New Hanover NC) Series 2018 5.00%, 09/01/2026	1,010	1,037,103
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	2,000	2,000,420
North Carolina Department of Transportation (I-77 Mobility Partners) Series 2015 5.00%, 12/31/2037	1,405	1,405,660
State of North Carolina (State of North Carolina Lease) Series 2014-C 3.00%, 05/01/2028	1,000	1,000,143

		8,474,540

North Dakota – 0.2%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2029	1,300	1,321,584

Ohio – 2.8%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2020 5.00%, 02/15/2026	1,035	1,046,648
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2028	1,425	1,493,985
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2033	2,000	2,234,508
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2023 5.00%, 12/01/2053(b)	1,000	1,002,051
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,062,974

	Principal Amount (000)	U.S. $ Value

Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038	$500	$477,060
Series 2024 3.70%, 07/01/2028	4,000	4,009,054
3.70%, 10/01/2028	1,500	1,503,249
3.75%, 01/01/2029	1,500	1,504,367
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.00%, 09/01/2030	4,175	4,252,667
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.00%, 10/01/2033	1,085	1,145,336
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2033	650	710,208
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	800	824,563
State of Ohio (State of Ohio Fed Hwy Grant) Series 2016-2 5.00%, 12/15/2028	1,015	1,034,480
Series 2018-1 5.00%, 12/15/2028	1,000	1,019,192
State of Ohio (University Hospitals Health System Obligated Group) Series 2016 5.00%, 01/15/2030	1,090	1,096,167

		24,416,509

Oklahoma – 0.2%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2029	1,000	1,043,345
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,104,214

		2,147,559

Oregon – 0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2027	1,000	1,045,341
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2030	1,015	1,104,695

	Principal Amount (000)	U.S. $ Value

Port of Portland OR Airport Revenue (Portland Intl Airport) Series 2017-2 5.00%, 07/01/2029	$1,000	$1,024,230
5.00%, 07/01/2031	1,100	1,119,615

		4,293,881

Pennsylvania – 3.4%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.43% (MUNIPSA + 0.70%), 11/15/2047(a)	1,000	989,825
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	500	529,190
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2020-C 5.00%, 07/01/2030	1,220	1,323,240
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2023 5.00%, 09/01/2027	1,500	1,576,652
Series 2025-A 5.00%, 08/15/2027	2,000	2,103,944
County of Allegheny PA (County of Allegheny PA) Series 2016-C 5.00%, 11/01/2025	4,400	4,417,519
5.00%, 11/01/2029	2,000	2,054,571
General Authority of Southcentral Pennsylvania (UPMC Pinnacle Hanover) Series 2015 5.00%, 12/01/2027	1,275	1,280,513
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,980	2,009,804
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2030	1,000	1,060,420
5.00%, 09/01/2031	1,500	1,579,149
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.00%, 12/31/2032	2,000	2,168,839
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2027	4,000	4,055,322

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Philadelphia Water Dept.) Series 2020 4.00%, 01/01/2026	$1,220	$1,223,114
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 3.58% (MUNIPSA + 0.85%), 07/15/2041(a)	1,000	998,473
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2017-A 5.00%, 09/01/2025	1,045	1,045,000
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 5.00%, 12/01/2029	1,000	1,050,693

		29,466,268

Puerto Rico – 0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 5.625%, 07/01/2027	1,108	1,145,654
5.625%, 07/01/2029	675	719,065
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	1,000	1,046,337
Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,945,070
3.75%, 07/01/2027(b)	2,000	1,895,037
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2010-A 5.25%, 07/01/2027(e) (f)	1,565	1,034,856

		7,786,019

South Carolina – 1.1%
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030	1,000	1,001,164
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities for Pickens School District Lease) Series 2015 5.00%, 12/01/2029	1,500	1,501,907

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.00%, 11/01/2031	$3,185	$3,522,737
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,500	1,514,057
Series 2025-B 5.00%, 12/01/2031	1,775	1,972,650

		9,512,515

Tennessee – 1.1%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2034	1,355	1,425,086
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	2,000	2,081,292
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2023 5.00%, 07/01/2028	1,000	1,061,703
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2030	1,005	1,090,516
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	2,000	2,075,776
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,119,312

		9,853,685

Texas – 5.1%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2028	1,065	1,073,137
Series 2020-E 5.00%, 01/01/2031	1,420	1,539,765
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.00%, 07/01/2028	1,600	1,692,464
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2020 5.00%, 07/15/2027	1,500	1,520,789

	Principal Amount (000)	U.S. $ Value

Series 2024-B 5.25%, 07/15/2034	$1,500	$1,571,879
City of San Antonio TX Airport System (City of San Antonio TX Airport System) Series 2019-A 5.00%, 07/01/2029	550	590,466
County of Harris TX (County of Harris TX) Series 2025-A 5.00%, 09/15/2027	1,000	1,053,413
Goose Creek Consolidated Independent School District (Goose Creek Consolidated Independent School District) Series 2016-A 5.00%, 02/15/2029	2,000	2,021,681
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.58% (MUNIPSA + 0.85%), 07/01/2049(a)	2,000	2,000,661
Series 2024 5.00%, 07/01/2054	3,600	3,858,326
Harris County Housing Finance Corp. (Kobayashi Baypointe Apartments) Series 2025 2.95%, 09/01/2043	2,500	2,500,108
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,000	2,008,551
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,000	1,009,194
North Texas Tollway Authority (North Texas Tollway System) Series 2016-A 5.00%, 01/01/2028	1,000	1,008,458
Port Freeport TX (Port Freeport TX) Series 2019-A 5.00%, 06/01/2031	1,085	1,137,982
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,800	1,608,567
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,005,900

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025 5.00%, 11/15/2064	$2,000	$2,166,439
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.939% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	1,430	1,435,527
Series 2012-C 3.713% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	1,730	1,732,389
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2032	2,000	2,130,520
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	4,000	4,266,596
Series 2023-B 5.50%, 01/01/2054	1,500	1,640,464
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2030	1,000	1,071,228
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2026	1,000	1,030,165
University of Houston (University of Houston) Series 2020-A 5.00%, 02/15/2027	1,000	1,038,543

		43,713,212

Utah – 0.7%
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	926,627
Utah Board of Higher Education (University of Utah/The) NATL Series 1998 5.50%, 04/01/2029	1,440	1,523,183
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2017-A 5.00%, 10/15/2029	1,000	1,030,384
Series 2022 5.00%, 10/15/2032	1,135	1,210,107
Series 2024 5.00%, 10/15/2026	440	448,607

	Principal Amount (000)	U.S. $ Value

Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	$1,000	$988,260

		6,127,168

Virginia – 0.5%
County of Fairfax VA (County of Fairfax VA) Series 2021-A 4.00%, 10/01/2025	1,245	1,246,548
Louisa Industrial Development Authority (Virginia Electric & Power) Series 2025 3.125%, 11/01/2035(c)	2,000	2,001,361
Virginia College Building Authority (Marymount University) Series 2015 5.25%, 07/01/2030(b)	1,000	941,683

		4,189,592

Washington – 1.6%
FYI Properties (State of Washington Consolidated Technology Services Lease) Series 2019 5.00%, 06/01/2026	1,965	2,001,259
Pierce County School District No. 10 Tacoma (Prerefunded - US Govt Agencies) Series 2015 5.00%, 12/01/2033	2,190	2,203,727
Port of Seattle WA (Port of Seattle WA) Series 2017-C 5.00%, 05/01/2028	1,260	1,302,695
Series 2018-A 5.00%, 05/01/2030	2,185	2,252,201
5.00%, 05/01/2036	1,010	1,023,010
Series 2018-B 5.00%, 05/01/2027	1,000	1,033,393
Series 2025-B 5.00%, 10/01/2028	2,000	2,131,041
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,000	1,046,453
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2034(b)	1,225	1,242,750

		14,236,529

West Virginia – 0.7%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	235	211,813

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040	$3,000	$3,027,177
West Virginia Economic Development Authority (Provident Group - Marshall Properties) AG Series 2023 5.00%, 07/01/2030	2,665	2,897,674

		6,136,664

Wisconsin – 2.2%
City of Milwaukee WI (City of Milwaukee WI) Series 2020-N 5.00%, 04/01/2027	1,000	1,036,985
AG Series 2023 5.00%, 04/01/2031	1,025	1,131,603
AG Series 2023-N 5.00%, 04/01/2028	1,690	1,789,492
City of Milwaukee WI Sewerage System Revenue (City of Milwaukee WI Sewerage System Revenue) Series 2016-S 4.00%, 06/01/2028	350	353,224
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)	2,500	2,538,821
Wisconsin Health & Educational Facilities Authority (Froedtert ThedaCare Health Obligated Group) Series 2025 5.00%, 10/01/2032	1,500	1,666,965
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.00%, 08/15/2028	1,000	1,066,008
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	900,478
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	1,000	1,016,100
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2023-A 5.00%, 10/01/2027	1,305	1,367,094
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,500	1,125,976

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 5.00%, 06/01/2029	$755	$816,227
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	1,838	1,838,047
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2030	1,000	1,010,702
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	984,803

		18,642,525

Total Long-Term Municipal Bonds (cost $720,645,437)		726,601,910

Short-Term Municipal Notes – 12.9%
California – 0.9%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	5,000	5,120,452
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	1,500	1,537,098
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.18%, 10/01/2047(b) (g)	1,000	1,000,000

		7,657,550

Colorado – 1.0%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J) Series 2024 5.00%, 12/15/2025	1,500	1,510,092
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.95%, 02/01/2038(g)	350	350,000
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center) Series 2022 3.90%, 07/01/2041(g)	1,400	1,400,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center) Series 2012 3.95%, 01/01/2039(g)	775	775,000

	Principal Amount (000)	U.S. $ Value

Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	$4,650	$4,746,450

		8,781,542

District of Columbia – 0.1%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.95%, 08/15/2038(g)	1,210	1,210,000

Florida – 1.0%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.90%, 11/01/2038(g)	6,350	6,350,000
School Board of Miami-Dade County (The) (School Board of Miami-Dade County/The) Series 2025 4.00%, 01/07/2026(c)	2,330	2,340,783

		8,690,783

Idaho – 0.6%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.85%, 03/01/2048(g)	1,000	1,000,000
Series 2025 3.90%, 03/01/2060(g)	4,600	4,600,000

		5,600,000

Illinois – 0.8%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.90%, 11/15/2037(g)	7,080	7,080,000

Kansas – 0.5%
City of Wichita KS (City of Wichita KS) Series 2024 4.00%, 10/15/2025	4,000	4,006,567

Maryland – 0.3%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Obligated Group) Series 2024 3.85%, 06/01/2046(g)	300	300,000

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.90%, 07/01/2041(g)	$2,545	$2,545,000

		2,845,000

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2026	1,120	1,127,804

Michigan – 0.5%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.95%, 06/01/2034(g)	4,200	4,200,000

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (St. Louis University/US) Series 2013-B 3.75%, 10/01/2035(g)	2,330	2,330,000

New Jersey – 1.0%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	1,000	1,007,325
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	2,500	2,505,890
Essex County Improvement Authority (County of Essex NJ) Series 2025 5.00%, 03/17/2026	3,000	3,039,332
Township of West Orange/NJ (Township of West Orange/NJ) Series 2024 4.00%, 11/05/2025	2,000	2,004,458

		8,557,005

New York – 2.1%
City of New York NY (City of New York NY) Series 2018-E 3.90%, 03/01/2048(g)	950	950,000
City of Rochester NY (City of Rochester NY) Series 2025-I 4.00%, 07/30/2026	3,000	3,041,514
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	4,670	4,734,560

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.85%, 01/01/2031(g)	$6,700	$6,700,000
Series 2025 3.71% (MUNIPSA + 0.98%), 05/01/2026(a)	2,400	2,400,000

		17,826,074

North Carolina – 0.2%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.90%, 01/15/2044(g)	1,570	1,570,000

Ohio – 0.8%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.85%, 11/15/2045(g)	6,850	6,850,000

Oregon – 0.2%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 3.80%, 08/01/2034(g)	1,750	1,750,000

Other – 0.2%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.18%, 03/01/2029(g)	1,000	1,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.18%, 03/01/2029(g)	1,000	1,000,000

		2,000,000

South Carolina – 1.0%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026(c)	2,000	2,036,049
Clover School District No. 2 (Clover School District No. 2) Series 2024 5.00%, 10/01/2025	4,000	4,007,636
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	2,500	2,557,130

		8,600,815

Virginia – 0.4%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	3,000	3,062,277

	Principal Amount (000)	U.S. $ Value

Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2024 3.80%, 07/01/2052(g)	$400	$400,000

		3,462,277

Wisconsin – 0.9%
Madison Metropolitan School District/WI (Madison Metropolitan School District/WI) Series 2024 4.00%, 09/02/2025	3,500	3,500,000
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin) Series 2023-B 3.90%, 12/01/2033(g)	3,935	3,935,000

		7,435,000

Total Short-Term Municipal Notes (cost $111,497,862)		111,580,417

Total Municipal Obligations (cost $832,143,299)		838,182,327

ASSET-BACKED SECURITIES – 0.7%
Autos - Fixed Rate – 0.7%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	99	99,692
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	307	311,546
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	2,112	2,123,333
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	31	31,346
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d)	3,644	3,654,479

Total Autos - Fixed Rate (cost $6,193,014)		6,220,396

Other ABS - Fixed Rate – 0.0%
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	141	141,914
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	49	48,866
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(b)	30	30,693

	Principal Amount (000)	U.S. $ Value

Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(b)	$5	$5,452

		226,925

Total Asset-Backed Securities (cost $6,419,013)		6,447,321

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Connecticut Avenue Securities Trust Series 2024-R03, Class 2M1 5.50% (CME Term SOFR + 1.15%), 03/25/2044(a) (b)	772	772,350
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA1, Class M1A 6.45% (CME Term SOFR + 2.10%), 03/25/2043(a) (b)	566	574,929
Series 2023-DNA2, Class M1A 6.45% (CME Term SOFR + 2.10%), 04/25/2043(a) (b)	299	303,362

Total Collateralized Mortgage Obligations (cost $1,636,348)		1,650,641

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.1%
Consumer Non-Cyclical – 0.1%
Altria Group, Inc. 3.40%, 05/06/2030	215	206,007
BAT Capital Corp. 4.906%, 04/02/2030	230	234,131
Philip Morris International, Inc. 5.625%, 11/17/2029	250	263,012

		703,150

Technology – 0.0%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	370	362,138

		1,065,288

Financial Institutions – 0.1%
Banking – 0.0%
Citigroup, Inc. Series AA 7.625%, 11/15/2028(h)	184	193,056
Wells Fargo & Co. 7.625%, 09/15/2028(h)	27	28,861

		221,917

	Principal Amount (000)	U.S. $ Value

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 01/30/2026(b)	$290	$286,668

Total Financial Institutions (cost $495,498)		508,585

Total Corporates - Investment Grade (cost $1,525,606)		1,573,873

	Shares

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(i) (j) (k) (cost $7,843,638)	7,843,638	7,843,638

	Principal Amount (000)

U.S. Treasury Bills – 0.8%
United States – 0.8%
U.S. Treasury Bill Zero Coupon, 11/06/2025 (cost $6,451,295)	$6,500	6,451,941

Total Short-Term Investments (cost $14,294,933)		14,295,579

Total Investments – 99.7% (cost $856,019,199)(l)		862,149,741
Other assets less liabilities – 0.3%		2,697,909

Net Assets – 100.0%		$864,847,650

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00%	Quarterly	3.21%	USD	730	$(60,101)	$(30,235)	$(29,866)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,580	10/15/2028	CPI#	2.565%	Maturity	$(68,579)	$—	$(68,579)
USD	6,000	10/15/2029	2.485%	CPI#	Maturity	77,814	—	77,814
USD	6,000	10/15/2029	2.569%	CPI#	Maturity	53,566	—	53,566
USD	4,503	10/15/2029	2.516%	CPI#	Maturity	51,675	—	51,675
USD	4,499	10/15/2029	2.451%	CPI#	Maturity	65,654	—	65,654
USD	4,498	10/15/2029	2.499%	CPI#	Maturity	55,302	—	55,302
USD	6,920	10/15/2030	CPI#	2.531%	Maturity	(69,676)	—	(69,676)

						$165,756	$—	$165,756

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,700	05/15/2026	1 Day SOFR	4.202%	Annual	$21,924	$77	$21,847
USD	2,336	10/15/2029	1 Day SOFR	3.814%	Annual	34,353	—	34,353
USD	2,500	10/15/2030	1 Day SOFR	4.082%	Annual	81,862	—	81,862
USD	5,700	02/15/2035	1 Day SOFR	3.304%	Annual	(124,302)	70	(124,372)

						$13,837	$147	$13,690

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $61,302,312 or 7.1% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.65% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	$2,000,000	$1,993,068	0.23%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	3,643,481	3,654,479	0.42%

(e)	Non-income producing security.
(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,516,539 and gross unrealized depreciation of investments was $(1,236,417), resulting in net unrealized appreciation of $6,280,122.

As of August 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

ID – Improvement District

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Active ETFs, Inc.

AB Tax-Aware Short Duration Municipal ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$726,601,910	$—	$726,601,910
Short-Term Municipal Notes	—	111,580,417	—	111,580,417
Asset-Backed Securities	—	6,447,321	—	6,447,321
Collateralized Mortgage Obligations	—	1,650,641	—	1,650,641
Corporates - Investment Grade	—	1,573,873	—	1,573,873
Short-Term Investments:
Investment Companies	7,843,638	—	—	7,843,638
U.S. Treasury Bills	—	6,451,941	—	6,451,941

Total Investments in Securities	7,843,638	854,306,103	—	862,149,741
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	304,011	—	304,011
Centrally Cleared Interest Rate Swaps	—	138,139	—	138,139
Liabilities:
Centrally Cleared Credit Default Swaps	—	(60,101)	—	(60,101)
Centrally Cleared Inflation (CPI) Swaps	—	(138,255)	—	(138,255)
Centrally Cleared Interest Rate Swaps	—	(124,302)	—	(124,302)

Total	$7,843,638	$854,425,595	$—	$862,269,233

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$138	$350,977	$343,271	$7,844	$423